COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Feb. 06, 2026	Jan. 05, 2026	Mar. 15, 2022
IfrsStatementLineItems [Line Items]
Budget costs					$ 600
Gross proceeds		$ 34,500
Accounts payable and accrued liabilitie		3,549	$ (99)	$ 972
Contractual payments						$ 29,600
Security deposit		$ 2,600				$ 2,600
Networking equipment cost							$ 40,900
Deposit							$ 2,000
C R O [Member]
IfrsStatementLineItems [Line Items]
service fees								$ 11,500
Accounts payable and accrued liabilitie				1,414
prepaid expenses and other receivables				$ 1,277
C R O Agreement [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds	$ 552
Unbilled services	1,486
Forfeited advanced payments	1,091
Net gain	$ 946